Acquisitions And Divestitures (Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Business Acquisition [Line Items]
Intangibles	$ 82	$ 75	$ 1,166
Goodwill	94	125	1,633
Debt assumed			169
Purchases of businesses, net of cash and equivalents acquired	187	232	2,843
Avocent And Chloride Member
Business Acquisition [Line Items]
Accounts receivable			197
Inventory			155
Property, plant & equipment and other assets			148
Intangibles			1,071
Goodwill			1,509
Assets held for sale, including deferred taxes			278
Total assets			3,358
Accounts payable and accrued expenses			183
Debt assumed			165
Deferred taxes and other liabilities			395
Purchases of businesses, net of cash and equivalents acquired			$ 2,615